Accounting policies (Details Narrative) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2023	Mar. 02, 2020
IfrsStatementLineItems [Line Items]
Loss from operations	£ 7,080
Negative cash flows from operating activities	6,830
Accumulated deficit	142,820
Cash and cash equivalents	£ 5,970
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Share par value (in dollars per share)		£ 0.001
A Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Share par value (in dollars per share)		1
B Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Share par value (in dollars per share)		£ 0.001